UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04612

Name of Fund: BlackRock EuroFund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
EuroFund, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box
9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2009

Date of reporting period: 07/01/2008 – 09/30/2008

Item 1 – Schedule of Investments

BlackRock EuroFund
Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Denmark - 1.8%

Commercial Banks - 1.8%	Danske Bank A/S	450,703	$ 10,851,811

	Total Common Stocks in Denmark		10,851,811

Finland - 1.4%

Electric Utilities - 1.4%	Fortum Oyj	255,190	8,563,970

	Total Common Stocks in Finland		8,563,970

France - 11.4%

Automobiles - 0.9%	Peugeot SA	147,090	5,535,895

Commercial Banks - 1.9%	Societe Generale SA	124,110	11,148,733

Insurance - 2.2%	AXA SA	401,535	13,143,959

Machinery - 0.7%	Vallourec SA	19,177	4,137,962

Multi-Utilities - 2.5%	GDF Suez	293,340	15,261,360

Oil, Gas & Consumable Fuels - 3.2%	Total SA	311,408	18,917,969

	Total Common Stocks in France		68,145,878

Germany - 17.6%

Air Freight & Logistics - 2.2%	Deutsche Post AG	639,205	13,336,672

Diversified Telecommunication	Deutsche Telekom AG	1,101,312	16,725,838
Services - 2.8%

Electric Utilities - 2.4%	E.ON AG	282,639	14,227,126

Industrial Conglomerates - 1.7%	Siemens AG	110,035	10,263,709

Insurance - 4.7%	Allianz AG Registered Shares	120,331	16,497,131
	Muenchener Rueckversicherungs AG	80,058	12,076,305

			28,573,436

Machinery - 1.0%	GEA Group AG	301,097	5,827,927

Pharmaceuticals - 2.8%	Bayer AG	228,026	16,699,934

	Total Common Stocks in Germany		105,654,642

Italy - 6.7%

Aerospace & Defense - 1.4%	Finmeccanica SpA	388,822	8,428,698

Commercial Banks - 3.0%	Intesa Sanpaolo SpA	3,282,254	18,050,973

Oil, Gas & Consumable Fuels - 2.3%	Eni SpA	529,068	14,023,473

	Total Common Stocks in Italy		40,503,144

Luxembourg - 1.7%

Metals & Mining - 1.7%	ArcelorMittal	203,544	10,305,708

	Total Common Stocks in Luxembourg		10,305,708

Netherlands - 1.4%

Diversified Financial Services - 1.4%	ING Groep NV CVA	395,722	8,483,384

	Total Common Stocks in the Netherlands		8,483,384

Norway - 3.7%

Commercial Banks - 1.6%	DnB NOR ASA	1,217,815	9,447,560

Oil, Gas & Consumable Fuels - 2.1%	Statoilhydro ASA	523,070	12,429,893

	Total Common Stocks in Norway		21,877,453

Spain - 3.0%

Diversified Telecommunication	Telefonica SA	763,875	18,163,045
Services - 3.0%

	Total Common Stocks in Spain		18,163,045

Sweden - 1.3%

Machinery - 1.3%	Volvo AB B Shares	839,897	7,588,105

	Total Common Stocks in Sweden		7,588,105

BlackRock EuroFund
Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Switzerland - 15.7%

Capital Markets - 3.0%	Credit Suisse Group AG	384,273	$ 17,946,306

Food Products - 3.9%	Nestle SA Registered Shares	542,829	23,459,733

Insurance - 2.8%	Zurich Financial Services AG	61,234	16,956,955

Pharmaceuticals - 6.0%	Novartis AG Registered Shares	372,457	19,609,697
	Roche Holding AG	103,387	16,184,399

			35,794,096

	Total Common Stocks in Switzerland		94,157,090

United Kingdom - 26.4%

Aerospace & Defense - 2.2%	BAE Systems Plc	1,807,967	13,328,138

Commercial Banks - 3.7%	HSBC Holdings Plc	580,013	9,383,555
	Royal Bank of Scotland Group Plc	4,002,632	12,912,090

			22,295,645

Food Products - 3.0%	Unilever Plc	666,763	18,129,756

Metals & Mining - 3.3%	Anglo American Plc	309,450	10,453,060
	BHP Billiton Plc	418,283	9,475,815

			19,928,875

Multiline Retail - 0.9%	Next Plc	288,388	5,317,339

Oil, Gas & Consumable Fuels - 4.7%	BP Plc	3,362,077	28,000,222

Pharmaceuticals - 1.7%	GlaxoSmithKline Plc	463,550	10,041,689

Tobacco - 2.9%	British American Tobacco Plc	524,737	17,131,155

Wireless Telecommunication	Vodafone Group Plc	10,868,230	24,001,610
Services - 4.0%

	Total Common Stocks in the United Kingdom		158,174,429

	Total Common Stocks
	(Cost - $593,381,983) - 92.1%		552,468,659

		Beneficial
		Interest
	Short-Term Securities	(000)

United States - 3.6%

	BlackRock Liquidity Series, LLC
	Cash Sweep Series, 2.59% (a)(b)	$ 21,692	21,691,557

	Total Short-Term Securities
	(Cost - $21,691,557) - 3.6%		21,691,557

	Total Investments - (Cost - $615,073,540*) - 95.7%		574,160,216
	Other Assets Less Liabilities - 4.3%		25,796,355

	Net Assets - 100.0%		$ 599,956,571

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 618,796,241

Gross unrealized appreciation	$ 44,795,095
Gross unrealized depreciation	(89,431,120)

Net unrealized depreciation	$ (44,636,025)

(a) Represents the current yield as of report date.

BlackRock EuroFund Schedule of Investments September 30, 2008 (Unaudited)

(b)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
	Activity
Affiliate	(000)	Income

BlackRock Liquidity Series, LLC Cash Sweep Series	$ 13,042	$ 122,188

  For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub- classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub- classifications for reporting ease.
  Foreign currency exchange contracts purchased as of September 30, 2008 were as follows:
				Settlement	Unrealized
Currency Purchased		Currency Sold		Date	Depreciation

USD	1,445,954	EUR	1,027,868	10/03/08	$ (1,413)

• Currency Abbreviations:

EUR USD	Euro U.S. Dollar

Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements.

Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments *

Level 1	-	$ (1,413)
Level 2	$ 574,160,216	-
Level 3	-	-

Total	$ 574,160,216	$ (1,413)

* Other financial instruments are foreign currency exchange contracts.

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock EuroFund

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock EuroFund

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock EuroFund

Date: November 24, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock EuroFund

Date: November 24, 2008